CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentrations
14.	CONCENTRATIONS
The Company has one major power customer, NYISO, that accounted for
9
% and
11
%
of its revenue for the three and nine months ended September 30, 2021, respectively, a nd
50
%
and
38
% for the three and nine months ended September 30, 2020.
6
% and

100
%
of accounts receivable were due from this customer at September 30, 2021 and December 31, 2020, respectively.
For cryptocurrency mining, Greenidge considers its mining pool operators to be its customers. Greenidge has historically used a limited number of pool operators that have operated under contracts with a one-day
term, which allows Greenidge the option to change pool operators at any time. Revenue from one of the Company’s pool operator customers accounted for approximately
62
% and
37
% of total revenue for the three and nine months ended September 30, 2021, respectively, and none of the revenue for the three and nine months ended September 30, 2020. Revenue from a different pool operator customer accounted for approximately
24
% and
46
% of total revenue for the three and nine months ended September 30, 2021, respectively, and approximately
50
% and
59
% of total revenue for the three and nine months ended September 30, 2020, respectively.
The Support Services segment’s largest and second largest customers accounted for approximately
60
% and
25
%, respectively, of the Company’s consolidated accounts receivable balance at September 30, 2021.
The Company has one natural gas vendor that accounted for approx imately
35
% and
57
%
of cost of revenue for the three and nine months ended September 30, 2021, respectively, and approximately

55
% and
57
%
of cost of revenue for the three and nine months ended September 30, 2020, respectively.

9.	CONCENTRATIONS
The Company has one major power customer, the NYISO, that accounts for 35.7% and 90.8% of its revenue for the years ended December 31, 2020 and 2019, respectively. All amounts receivable were due from this customer at December 31, 2020 and 2019.
The Company has one major power vendor that accounted for approximately 56.8% and 55.6% of cost of revenue for the years ended December 31, 2020 and 2019, respectively.
Revenues from Greenidge’s largest pool operator customer comprised approximately 57% of total revenue for the year ended December 31, 2020.